Summary Of Significant Accounting Policies (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advertising Expense	€ 461	€ 413	€ 391
Warranty expense	354	429	354
Research tax credit	€ 448	€ 518	€ 561